Stock Based Compensation (Details) - Schedule of unvested restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of unvested restricted share units [Abstract]
Number of Shares Beginning balance, Unvested	424,076	119,880	338,662
Weighted Average Grant-Date Fair Value, Beginning balance, Unvested	$ 2.54	$ 2.08	$ 2.46
Number of Shares, Vested	(15,000)		(64,436)
Weighted Average Grant-Date Fair Value, Vested	$ 2.42		$ (2.67)
Number of Shares, Forfeited			(154,346)
Weighted Average Grant-Date Fair Value, Forfeited			$ (2.67)
Number of Shares, Ending balance, Unvested	427,076	424,076	119,880
Weighted Average Grant-Date Fair Value, Ending balance , Unvested	$ 2.54	$ 2.54	$ 2.08
Number of Shares, Granted	18,000	304,196
Weighted Average Grant-Date Fair Value. Granted	$ 2.42	$ 2.72